Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO REALPATH Blend 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated February 10, 2023 to the
REALPATH® Blend Funds Prospectus dated November 1, 2022,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and together, the “Funds”)
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’
REALPATH® BLEND GLIDE PATH
Effective February 28, 2023, the chart illustrating each Fund’s REALPATH® Blend Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following: